Average Annual Total Returns - FT Cboe Vest US Equity Buffer ETF - November	FT Cboe Vest US Equity Buffer ETF - November 1 Year	FT Cboe Vest US Equity Buffer ETF - November Since Inception	FT Cboe Vest US Equity Buffer ETF - November Inception Date	FT Cboe Vest US Equity Buffer ETF - November After tax on distributions 1 Year	FT Cboe Vest US Equity Buffer ETF - November After tax on distributions Since Inception	FT Cboe Vest US Equity Buffer ETF - November After tax on distributions and sale of fund shares 1 Year	FT Cboe Vest US Equity Buffer ETF - November After tax on distributions and sale of fund shares Since Inception	1 Year	Since Inception
Total	12.64%	13.66%	Nov. 15, 2019	12.64%	13.66%	7.48%	10.43%	16.26%	17.90%